Financial instruments and related disclosures - Schedule of Debt Interest Rate Repricing (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of debt interest rate repricing [line items]
Total debt	£ (23,158)	£ (26,033)
Floating and Fixed Rate Debt [member] | Later Than One Year [Member]
Disclosure of debt interest rate repricing [line items]
Total debt	(3,398)	(3,495)
Floating and Fixed Rate Debt [member] | Between 1 and 2 years [member]
Disclosure of debt interest rate repricing [line items]
Total debt	(4,030)	(2,561)
Floating and Fixed Rate Debt [member] | Between 2 and 3 years [member]
Disclosure of debt interest rate repricing [line items]
Total debt	(1,576)	(4,061)
Floating and Fixed Rate Debt [member] | Between 3 and 4 Years [Member]
Disclosure of debt interest rate repricing [line items]
Total debt	(1,365)	(1,622)
Floating and Fixed Rate Debt [member] | Between 4 and 5 years [member]
Disclosure of debt interest rate repricing [line items]
Total debt	(1,425)	(1,398)
Floating and Fixed Rate Debt [member] | Between Five and Ten Years [Member]
Disclosure of debt interest rate repricing [line items]
Total debt	(4,411)	(5,981)
Floating and Fixed Rate Debt [member] | Greater Than Ten Years [Member]
Disclosure of debt interest rate repricing [line items]
Total debt	(6,953)	(6,915)
Fixed interest rate [member]
Disclosure of debt interest rate repricing [line items]
Total interest bearing	(22,355)	(23,002)
Floating interest rate [member]
Disclosure of debt interest rate repricing [line items]
Total interest bearing	£ (803)	£ (3,031)